Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 141,755	¥ 1,640
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	142,828	13,639
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	3,757	15,462
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	1,317	2,668
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	12,578	(25,067)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	18,871	(259)
Net income from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	125,226	11,754
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	122,446	11,739
Other income (expenses) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	194	(509)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ 194	¥ (509)